Key Management Personnel Remuneration - Disclosure of Detailed Information About Key Management Personnel (Details) (Parenthetical) $ in Thousands	12 Months Ended
	Jan. 31, 2021 NZD ($)	Jan. 31, 2020 NZD ($)	Jan. 31, 2019 NZD ($)	Jan. 31, 2021 $ / shares
Key Management Personnel Remuneration
Key management personnel remuneration	$ 13,865	$ 3,182	$ 2,056
Share-based payment	$ 11,600
Warrant exercise price | $ / shares				$ 0.37